Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2022	2023	2024	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	100	100	100	British Virgin Island	Holding company.
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company.
VCI Global Brands Sdn. Bhd. (formerly known as V Capital Venture Sdn Bhd)	19.08.2014	100	100	100	Malaysia	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Accuventures Sdn Bhd	22.06.2015	80	100	100	Malaysia	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd	26.08.2020	80	100	100	Malaysia	Carry on licensed money lending activities, consulting, information technology development, and computer software programming.
V Capital Advisory Sdn Bhd	12.02.2018	100	100	100	Malaysia	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd	18.01.2018	100	100	100	Malaysia	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited	01.03.2016	100	100	100	British Virgin Island	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Generative AI Sdn Bhd	21.07.2023	-	100	100	Malaysia	Provision of Artificial Intelligence, image processing, communication, networking & process control software services.
Imej Jiwa Communication Sdn Bhd	29.10.2012	100	100	100	Malaysia	Provision of investor relation consultation services.
AB Management and Consultancy Services Sdn Bhd	04.05.2020	80	80	93.34	Malaysia	Holding company.
Elmu Education Group Sdn Bhd	03.12.2020	56	56	-	Malaysia	Education and training services.
Elmu V Sdn Bhd	18.05.2021	69.2	69.2	-	Malaysia	Education and training services.
Elmu Higher Education Sdn Bhd	24.05.2021	56	56	-	Malaysia	Education and training services and holding company
V Capital Real Estate Sdn Bhd	05.07.2021	100	100	100	Malaysia	Provision of real estate management consultancy services.
VCI Wootzano Robotics Sdn Bhd (formerly known as V Capital Robotics Sdn Bhd)	12.10.2021	100	100	100	Malaysia	Dormant.
VCI Energy Sdn Bhd (formerly known as TGI V Sdn Bhd)	12.11.2021	100	100	100	Malaysia	Dormant.
VCI Global Brands Limited (formerly known as VCIG Limited)	29.04.2020	100	100	100	British Virgin Island	Holding company
V Galactech Sdn Bhd	12.01.2022	100	100	100	Malaysia	Provision of information technology development.
VC Acquisition Ltd	04.01.2022	100	100	-	British Virgin Island	Dormant.
VC Acquisition II Ltd	04.01.2022	100	100	-	British Virgin Island	Dormant.
V Capital Real Estate Limited	08.02.2024	-	-	100	British Virgin Island	Holding company
V Capital Consulting Group Limited	24.12.2024	-	-	100	British Virgin Island	Holding company.
VC AI Limited	19.08.2024	-	-	100	British Virgin Island	Holding company.
VC AI Sdn Bhd	16.12.2024	-	-	100	Malaysia	Holding company
AI Computer Center Malaysia Sdn Bhd	12.07.2024	-	-	100	Malaysia	Dormant.
V Gallant Sdn Bhd	18.09.2024	-	-	100	Malaysia	Trading of high-performance servers, information technology hardware